Loans	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
LOANS

Note 12 — LOANS

Outstanding balances of loan consist of the following:

As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/Guarantee
	RMB	US$
Short-term bank loans
Industrial Bank Co., Ltd.	5,000,000	736,909	November 20, 2026	3.4%	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Industrial Bank Co., Ltd.	20,000,000	2,947,635	February 4, 2027	3.3%	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
China Guangfa Bank(a)	5,000,000	736,909	September 21, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
China Guangfa Bank	3,000,000	442,145	October 15, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Bank of Communications(a)	6,000,000	884,291	August 11, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Bank of Communications(a)	4,000,000	589,527	September 1, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
Industrial and Commercial Bank of China	3,000,000	442,145	November 30, 2026	3.11%	N/A
China CITIC Bank	5,000,000	736,909	December 22, 2026	4.00%	Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu
Total	51,000,000	7,516,470

Long-term bank loans, current
Agricultural Bank of China.	200,000	29,476	June 21, 2027	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang	500,000	73,691	March 21, 2027	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
Bank of Jiujiang	240,000	35,372	March 16, 2027	4.20%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai	600,000	88,429	March 21, 2027	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Total	1,540,000	226,968
Long-term bank loans, noncurrent
Agricultural Bank of China	1,600,000	235,811	August 31, 2028	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang	4,250,000	626,372	September 16, 2028	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
Bank of Jiujiang	2,160,000	318,345	March 13, 2029	4.20%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai	4,500,000	663,218	October 18, 2027	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Total	12,510,000	1,843,746

As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/Guarantee
	RMB	US$
Long-term loans, current
Xi’an Changtao Network Small Loan Co., Ltd.(b)	10,000,000	1,473,818	December 31, 2026	20.04%	Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group

(a)	The balances as of June 30, 2026 was fully repaid till the date of this report.

(b)	The loan was renewed in 2025 with maturity date of December 31, 2026.

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/Guarantee
	RMB
Short-term bank loans
Industrial Bank Co., Ltd.	25,000,000	From April 15, 2026 to November 20, 2026	3.4% & 3.5%	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Agricultural Bank of China	3,000,000	January 21, 2026	3.15%	Co-borrower: Zhenyang Shi
Bank of Guangzhou	3,000,000	June 5, 2026	3.80%	Guarantee: Qilekang Modern Logistics, Zhenyang Shi and Li Xu
China Guangfa Bank	8,000,000	From September 21, 2026 to October 15, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Bank of Communications	6,000,000	August 11, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
Industrial and Commercial Bank of China	3,000,000	November 30, 2026	3.11%	N/A
China CITIC Bank	5,000,000	December 22, 2026	4.00%	Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu
Total	53,000,000

Long-term bank loans, current
Agricultural Bank of China.	200,000	December 21, 2026	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang	500,000	September 16, 2026	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai	600,000	September 21, 2026	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Bank of Jiujiang	2,400,000	March 15, 2026	4.95%	Guarantee: Qilekang Digital Health and Zhenyang Shi
Total	3,700,000
Long-term bank loans, noncurrent
Agricultural Bank of China	1,700,000	August 31, 2028	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang	4,500,000	September 16, 2028	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai	4,800,000	October 18, 2027	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Total	11,000,000

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/Guarantee
	RMB
Long-term loans, current
Xi’an Changtao Network Small Loan Co., Ltd.	10,000,000	December 31, 2026	20.04%	Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group

Interest expenses of the bank loans and loans from other financial institutions for the six months ended June 30, 2025 and 2026, amounted to RMB1,916,833 and RMB2,219,059 (US$327,049) respectively.

As of June 30, 2026, the Group’s future obligations for loans from banks and other financial institutions, according to the terms of the loans are as follows:

For the years ending June 30,	RMB	US$
2027	62,694,920	9,240,088
2028	9,435,418	1,390,609
2029	3,372,306	497,016
Total future loan payments	75,502,644	11,127,713
Less: imputed interest	452,644	66,711
Total bank loans and loans from other financial institutions	75,050,000	11,061,002